Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 16, 2012
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2012
Prospectus Date	rr_ProspectusDate	Mar. 31, 2012
CENTER COAST MLP FOCUS FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCAX
CENTER COAST MLP FOCUS FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCCX
CENTER COAST MLP FOCUS FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCNX
CENTER COAST MLP FOCUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CENTER COAST MLP FOCUS FUND
Supplemental [Text Block]	cik0001318342_SupplementalTextBlock

CENTER COAST MLP FOCUS FUND

A series of the Investment Managers Series Trust

Supplement Dated May 16, 2012

To the Prospectus Dated March 31, 2012

Please file this Supplement with your records.

The following replaces footnote 4 to the Annual Fund Operating Expenses table in the section entitled “Fees and Expenses” on page 1 of the Statutory Prospectus:

[4]	Deferred income tax expense represents an estimate of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio, offset by the net tax effect of the investment loss of the Fund and the realized gains on investments. Additional information on the Fund’s deferred income tax expense can be found in the section entitled “More About the Fund’s Investment Strategies and Risks.”